Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Current	$ 40,500	$ 40,500
Operating Leases, Future Minimum Payments, Due In Two Years	30,375	40,500
Operating Leases, Future Minimum Payments, Due In Three Years	0	0
Total	$ 70,875	$ 81,000